DEPOSITS DUE FROM A THIRD PARTY (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2023 CNY (¥)	Nov. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
DEPOSITS DUE FROM A THIRD PARTY
Deposits made to a third party for future business combination | ¥	¥ 30,000,000
Nanjing Yunbei
DEPOSITS DUE FROM A THIRD PARTY
Deposit period			12 months
Deposit due			$ 2,816,941
Asset Merger Margin Custodian Agreement | Nanjing Yunbei
DEPOSITS DUE FROM A THIRD PARTY
Deposits made to a third party for future business combination		$ 2,554,539